Revenue, Other Income and Gains	12 Months Ended
Dec. 31, 2025
Revenue, Other Income and Gains [Abstract]
REVENUE, OTHER INCOME AND GAINS
5.	REVENUE, OTHER INCOME AND GAINS

An analysis of revenue is as follows:

Revenue from contracts with customers

(a)	Disaggregated revenue information

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Types of goods or services
Intellectual property income	-	678,415	-	-
Sales of products	193,535	260,835	499,272	71,395
Commercialization rights income	26,049	37,485	72,629	10,386
Others	2,400	3,915	2,219	317

Total	221,984	980,650	574,120	82,098

Timing of revenue recognition
At a point in time
Intellectual property income	-	678,415	-	-
Sales of products	193,535	260,835	499,272	71,395
Commercialization rights income	-	-	35,144	5,026
Over time
Commercialization rights income	26,049	37,485	37,485	5,360
Others	2,400	3,915	2,219	317

Total	221,984	980,650	574,120	82,098

The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Commercialization rights income	26,049	37,485	37,485	5,360

(b)	Performance obligations

Information about the Group’s performance obligations is summarized below:

Intellectual property income

The intellectual property income is recognized at the point of time upon the customer obtains the right to use the non-patented intellectual property as there are no ongoing activities that significantly affect the intellectual property.

Sales of products

The performance obligation is satisfied upon acceptance of the products and payment is generally due within 45 to 120 days from the date of billing.

Commercialization rights

The performance obligation is satisfied over time as commercialization rights are granted for an agreed upon commercialization period ending ten years from the date of the first sale of the product as stipulated in the relevant agreement. Among these, revenue from sales-based commercialization milestone payments is recognized at a point in time when the related sale occurs. Upfront payment in advance is required, and the development and regulatory milestones payments and commercialization milestones payments are generally due within 120 days from the date of billing.

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2024 and 2025 are as follows:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Amounts expected to be recognized as revenue:
Within one year	37,485	37,485	5,360
After one year	248,460	210,224	30,062

Total	285,945	247,709	35,422

The amounts of transaction prices allocated to the remaining performance obligations which are expected to be recognized mainly related to commercialization rights, which have been partially recognized during the reporting period (note 26). The amounts disclosed above do not include variable consideration which is constrained.

Other income and gains

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Bank interest income	32,409	37,840	82,125	11,744
Government grants related to income	19,358	9,073	14,496	2,073
Foreign exchange gain, net	1,621	6,694	-	-
Rental income	400	2,324	4,989	713
Fair value gain on derivative financial instruments	2,822	-	-	-
Gain on disposal of items of property, plant and equipment	4	-	-	-
Others	2,702	1,428	1,885	270

Total other income and gains	59,316	57,359	103,495	14,800